March 15, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Funds File Nos. 33-11387 and 811-04984 Post Effective Amendment No. 136
Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 136 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).   This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purpose of this filing is to register the American Beacon London Company Income Equity Fund (the “Fund”) as a new series of the Registrant.  The Fund will offer initially A Class, C Class, Institutional Class, Y Class and Investor Class shares.

The Registrant has elected that this filing be automatically effective 75 days after filing pursuant to Rule 485(a)(2) under 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours, /s/ Francine Rosenberger Francine J. Rosenberger

Attachments

cc:	Rosemary Behan John Okray American Beacon Advisors, Inc.